Pension Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined contribution, employer contributions	$ 0.2	$ 0.2
Dutch Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Acturial loss recognied in Accumulated Other Comprehensive Income	(2.1)
Discount rate	4.00%	6.00%
Defined beneft plans liability	2.9
Irish Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Acturial loss recognied in Accumulated Other Comprehensive Income	(2.4)
Discount rate	4.20%	5.80%
Defined beneft plans liability	$ 2.7